Business Combination and Branch Sales - Summary of the Consideration Paid and the Amounts of the Assets Acquired and Liabilities Assumed Recognized at the Acquisition Date (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair value of consideration:
Cash	$ 14,741
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and due from banks	5,695
Available-for-sale securities	29,355
Federal Reserve Bank and Federal Home Loan Bank stock	1,419
Loans	89,901
Premises and equipment	1,163
Core deposit intangible	717
Other real estate owned	115
Deferred tax asset, net	2,535
Interest receivable	197
Other assets	3,939
Total assets acquired	135,036
Deposits	87,096
Federal Home Loan Bank advances	31,603
Interest payable and other liabilities	914
Total liabilities assumed	119,613
Total identifiable net assets	15,423
Total identifiable net assets	15,423
Gain on acquisition	(682)
Fair Value consideration - cash	$ 14,741